Offerings	Feb. 24, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $1 par value per share
Fee Rate	0.01381%
Offering Note	There are being registered hereunder such presently indeterminate (a) number of shares of Common Stock, par value $1 per share, Warrants, Stock Purchase Contracts, Stock Purchase Units and Units and (b) principal amount of Debt Securities of MGE Energy, Inc. and Medium-Term Notes of Madison Gas and Electric Company, as may from time to time be issued at indeterminate prices. This registration statement also covers (i) an indeterminate amount of our securities as may be issued upon conversion of or exchange for, as the case may be, any other securities registered under this registration statement and (ii) an indeterminate number of additional shares of Common Stock which may be issued with respect to such shares of Common Stock in connection with any stock split, stock dividend, reclassifications or similar transactions. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the Registrant is deferring payment of all of the registration fees (except as indicated in the table above under “Carry Forward Securities” and in footnote ** below).

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	There are being registered hereunder such presently indeterminate (a) number of shares of Common Stock, par value $1 per share, Warrants, Stock Purchase Contracts, Stock Purchase Units and Units and (b) principal amount of Debt Securities of MGE Energy, Inc. and Medium-Term Notes of Madison Gas and Electric Company, as may from time to time be issued at indeterminate prices. This registration statement also covers (i) an indeterminate amount of our securities as may be issued upon conversion of or exchange for, as the case may be, any other securities registered under this registration statement and (ii) an indeterminate number of additional shares of Common Stock which may be issued with respect to such shares of Common Stock in connection with any stock split, stock dividend, reclassifications or similar transactions. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the Registrant is deferring payment of all of the registration fees (except as indicated in the table above under “Carry Forward Securities” and in footnote ** below).

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Medium-Term Notes
Fee Rate	0.01381%
Offering Note	There are being registered hereunder such presently indeterminate (a) number of shares of Common Stock, par value $1 per share, Warrants, Stock Purchase Contracts, Stock Purchase Units and Units and (b) principal amount of Debt Securities of MGE Energy, Inc. and Medium-Term Notes of Madison Gas and Electric Company, as may from time to time be issued at indeterminate prices. This registration statement also covers (i) an indeterminate amount of our securities as may be issued upon conversion of or exchange for, as the case may be, any other securities registered under this registration statement and (ii) an indeterminate number of additional shares of Common Stock which may be issued with respect to such shares of Common Stock in connection with any stock split, stock dividend, reclassifications or similar transactions. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the Registrant is deferring payment of all of the registration fees (except as indicated in the table above under “Carry Forward Securities” and in footnote ** below).

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	There are being registered hereunder such presently indeterminate (a) number of shares of Common Stock, par value $1 per share, Warrants, Stock Purchase Contracts, Stock Purchase Units and Units and (b) principal amount of Debt Securities of MGE Energy, Inc. and Medium-Term Notes of Madison Gas and Electric Company, as may from time to time be issued at indeterminate prices. This registration statement also covers (i) an indeterminate amount of our securities as may be issued upon conversion of or exchange for, as the case may be, any other securities registered under this registration statement and (ii) an indeterminate number of additional shares of Common Stock which may be issued with respect to such shares of Common Stock in connection with any stock split, stock dividend, reclassifications or similar transactions. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the Registrant is deferring payment of all of the registration fees (except as indicated in the table above under “Carry Forward Securities” and in footnote ** below).

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Stock Purchase Contracts
Fee Rate	0.01381%
Offering Note	There are being registered hereunder such presently indeterminate (a) number of shares of Common Stock, par value $1 per share, Warrants, Stock Purchase Contracts, Stock Purchase Units and Units and (b) principal amount of Debt Securities of MGE Energy, Inc. and Medium-Term Notes of Madison Gas and Electric Company, as may from time to time be issued at indeterminate prices. This registration statement also covers (i) an indeterminate amount of our securities as may be issued upon conversion of or exchange for, as the case may be, any other securities registered under this registration statement and (ii) an indeterminate number of additional shares of Common Stock which may be issued with respect to such shares of Common Stock in connection with any stock split, stock dividend, reclassifications or similar transactions. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the Registrant is deferring payment of all of the registration fees (except as indicated in the table above under “Carry Forward Securities” and in footnote ** below).

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Stock Purchase Units
Fee Rate	0.01381%
Offering Note	There are being registered hereunder such presently indeterminate (a) number of shares of Common Stock, par value $1 per share, Warrants, Stock Purchase Contracts, Stock Purchase Units and Units and (b) principal amount of Debt Securities of MGE Energy, Inc. and Medium-Term Notes of Madison Gas and Electric Company, as may from time to time be issued at indeterminate prices. This registration statement also covers (i) an indeterminate amount of our securities as may be issued upon conversion of or exchange for, as the case may be, any other securities registered under this registration statement and (ii) an indeterminate number of additional shares of Common Stock which may be issued with respect to such shares of Common Stock in connection with any stock split, stock dividend, reclassifications or similar transactions. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the Registrant is deferring payment of all of the registration fees (except as indicated in the table above under “Carry Forward Securities” and in footnote ** below).

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	There are being registered hereunder such presently indeterminate (a) number of shares of Common Stock, par value $1 per share, Warrants, Stock Purchase Contracts, Stock Purchase Units and Units and (b) principal amount of Debt Securities of MGE Energy, Inc. and Medium-Term Notes of Madison Gas and Electric Company, as may from time to time be issued at indeterminate prices. This registration statement also covers (i) an indeterminate amount of our securities as may be issued upon conversion of or exchange for, as the case may be, any other securities registered under this registration statement and (ii) an indeterminate number of additional shares of Common Stock which may be issued with respect to such shares of Common Stock in connection with any stock split, stock dividend, reclassifications or similar transactions. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the Registrant is deferring payment of all of the registration fees (except as indicated in the table above under “Carry Forward Securities” and in footnote ** below).

Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, $1 par value per share
Amount Registered | shares	2,645,252
Maximum Aggregate Offering Price	$ 164,323,054.24
Carry Forward Form Type	S-3
Carry Forward File Number	333-271733
Carry Forward Initial Effective Date	May 08, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 21,329.13
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended, this registration statement includes 2,645,252 unsold shares of Common Stock (the “Carry Forward Securities”) that had been previously registered on the Registrant’s registration statement on Form S-3, File No. 333-271733 (the “Prior Registration Statement”), filed with the U.S. Securities and Exchange Commission (the “SEC”) on, and effective on, May 8, 2023. The Carry Forward Securities were originally registered on the Registrant’s registration statement on Form S-3, File No. 333-238196 (the “Original Registration Statement”), filed with the SEC on, and effective on, May 12, 2020 and carried forward to the Prior Registration Statement. Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include the Carry Forward Securities, and the registration fee totaling $21,329.13 that was previously paid in connection with the Original Registration Statement with respect to the Carry Forward Securities will continue to be applied to the Carry Forward Securities. Pursuant to Rule 415(a)(6), the offering of securities under the Prior Registration Statement will be deemed terminated as of the time of filing of this registration statement.